Property, Plant and Equipment, Net	12 Months Ended
Jul. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 8 – PROPERTY, PLANT AND EQUIPMENT, NET

Property and equipment, net, from the Company’s continuing operations, consisted of the following:

	As of July 31,
	2021	2020
Furniture, fixtures and equipment	$187,053	$141,065
Vehicles	574,606	575,831
Total	761,659	716,896
Less: accumulated depreciation	(189,632)	(110,656)
Property and equipment, net	$572,027	$606,240

Depreciation expense was $124,661, $85,183 and $20,615 for the years ended July 31, 2021, 2020, and 2019, respectively.